Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000095017
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Class A
Trading Symbol	IGLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$62	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[1]
AssetsNet	$ 791,809,915
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Material Fund Change [Text Block]
C000095019
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Class C
Trading Symbol	RGCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$100	1.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%	[2]
AssetsNet	$ 791,809,915
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Material Fund Change [Text Block]
C000097634
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	RGERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$48	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[3]
AssetsNet	$ 791,809,915
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Material Fund Change [Text Block]
C000184719
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CSEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$45	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[4]
AssetsNet	$ 791,809,915
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Material Fund Change [Text Block]
C000095023
Shareholder Report [Line Items]
Fund Name	Columbia Select Global Equity Fund
Class Name	Institutional Class
Trading Symbol	CGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Select Global Equity Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[5]
AssetsNet	$ 791,809,915
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$791,809,915
Total number of portfolio holdings	42
Portfolio turnover for the reporting period	43%

Holdings [Text Block]

Geographic Allocation

Table Summary
United States	66.8%
Taiwan	7.5%
Japan	5.0%
France	4.8%
United Kingdom	3.0%
Netherlands	2.7%
Switzerland	2.0%
Germany	1.3%
Belgium	1.0%
Hong Kong	1.0%
Other	3.6%

Equity Sector Allocation

Table Summary
Information Technology	39.5%
Industrials	11.9%
Financials	10.9%
Consumer Discretionary	9.9%
Health Care	6.7%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	3.8%
Energy	3.5%
Utilities	1.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Lam Research Corp.	8.1%
NVIDIA Corp.	8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.5%
Western Digital Corp.	5.7%
Alphabet, Inc., Class A	5.5%
Amazon.com, Inc.	4.9%
MasterCard, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.9%
Linde PLC	3.8%
Microsoft Corp.	3.8%

Material Fund Change [Text Block]
C000097563
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class A
Trading Symbol	SHGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$71	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.25%	[6]
AssetsNet	$ 4,182,302,682
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Material Fund Change [Text Block]
C000097565
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class C
Trading Symbol	SHTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$113	2.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.00%	[7]
AssetsNet	$ 4,182,302,682
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Material Fund Change [Text Block]
C000097567
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class R
Trading Symbol	SGTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$85	1.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.50%	[8]
AssetsNet	$ 4,182,302,682
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Material Fund Change [Text Block]
C000253702
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class S
Trading Symbol	CSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$57	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.00%	[9]
AssetsNet	$ 4,182,302,682
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Material Fund Change [Text Block]
C000097569
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional 2 Class
Trading Symbol	SGTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$54	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%	[10]
AssetsNet	$ 4,182,302,682
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Material Fund Change [Text Block]
C000184720
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$51	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%	[11]
AssetsNet	$ 4,182,302,682
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Material Fund Change [Text Block]
C000097570
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional Class
Trading Symbol	CSGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$57	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.00%	[12]
AssetsNet	$ 4,182,302,682
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$4,182,302,682
Total number of portfolio holdings	80
Portfolio turnover for the reporting period	17%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	24.4%
Semiconductor Materials & Equipment	12.0%
Technology Hardware, Storage & Peripherals	9.4%
Systems Software	8.4%
Application Software	5.3%
Communications Equipment	3.8%
Internet Services & Infrastructure	2.2%
Electronic Equipment & Instruments	1.8%
Other	0.3%

Equity Sector Allocation

Table Summary
Information Technology	67.6%
Industrials	14.7%
Communication Services	9.4%
Financials	3.8%
Consumer Discretionary	2.5%
Utilities	0.5%
Real Estate	0.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Bloom Energy Corp., Class A	13.5%
Lam Research Corp.	6.8%
Marvell Technology, Inc.	5.5%
Broadcom, Inc.	4.8%
NVIDIA Corp.	4.8%
Alphabet, Inc., Class A	4.3%
Western Digital Corp.	3.8%
Applied Materials, Inc.	3.5%
Apple, Inc.	2.8%
Microsoft Corp.	2.8%

Material Fund Change [Text Block]

[1]	Annualized
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